PGIM International Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 94.2%
Asset-Backed Securities 5.5%
Cayman Islands 3.0%
Anchorage Capital CLO Ltd., Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.612%(c)	07/22/32		250	$250,302
BlueMountain CLO Ltd., Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	1.534(c)	08/20/32		250	250,233
HPS Loan Management Ltd., Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.542(c)	07/22/32		250	250,892
OZLM Ltd., Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)	1.614(c)	07/20/32		250	250,175
Silver Creek CLO Ltd., Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.464(c)	07/20/30		250	250,000
					1,251,602
Ireland 1.4%
St Paul’s CLO DAC, Series 07A, Class B2R, 144A	2.400	04/30/30	EUR	500	605,470
United States 1.1%
Oportun Funding XIII LLC, Series 2019-A, Class B, 144A	3.870	08/08/25		100	102,173
PNMAC GMSR Issuer Trust, Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.780(c)	08/25/25		100	98,030
SoFi Alternative Trust, Series 2019-D, Class 1PT, 144A	2.653(cc)	01/16/46		125	129,322
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.930(c)	06/25/24		150	145,544
					475,069

Total Asset-Backed Securities (cost $2,313,392)					2,332,141

PGIM International Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities 5.4%
Canada 0.1%
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381%(cc)	02/12/55	CAD	24	$19,372
United Kingdom 0.6%
Salus European Loan Conduit DAC, Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 6.500%, Floor 1.500%)	1.533(c)	01/23/29	GBP	200	269,473
United States 4.7%
BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.776(c)	10/15/36		285	285,332
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)	2.626(c)	12/15/36		400	400,378

Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	2.892(c)	11/15/37		100	100,309
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.776(c)	05/15/36		200	200,000
FHLMC Multifamily Structured Pass-Through Certificates,
Series K111, Class X1, IO	1.572(cc)	05/25/30		399	51,021
Series K113, Class X1, IO	1.387(cc)	06/25/30		1,155	131,208
Series KG03, Class X1, IO	1.381(cc)	06/25/30		1,290	143,003

MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941(cc)	02/12/40		250	227,265
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36		300	236,590
One New York Plaza Trust,
Series 2020-01NYP, Class C, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	2.359(c)	01/15/26		100	101,000
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.909(c)	01/15/26		100	101,000
					1,977,106

Total Commercial Mortgage-Backed Securities (cost $2,286,196)					2,265,951

PGIM International Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds 30.1%
Australia 0.3%
Transurban Finance Co. Pty Ltd., Sr. Sec’d. Notes, EMTN	2.000%	08/28/25	EUR	100	$131,429
Brazil 0.4%
Petrobras Global Finance BV, Gtd. Notes	5.375	10/01/29	GBP	100	159,076
China 0.4%
Aircraft Finance Co. Ltd., Sr. Sec’d. Notes, Series B	4.100	03/29/26		164	170,443
France 2.3%
Altice France SA,
Sr. Sec’d. Notes	3.375	01/15/28	EUR	100	120,334
Sr. Sec’d. Notes, 144A	2.500	01/15/25	EUR	100	119,838
Sr. Sec’d. Notes, 144A	3.375	01/15/28	EUR	100	120,334

La Poste SA, Sr. Unsec’d. Notes, EMTN	1.375	04/21/32	EUR	100	133,835
Loxam SAS, Sr. Sub. Notes	5.750	07/15/27	EUR	150	182,943
Picard Bondco SA, Gtd. Notes	5.500	11/30/24	EUR	150	186,018
SNCF Reseau, Sr. Unsec’d. Notes	4.700	06/01/35	CAD	100	101,241
					964,543
Germany 3.2%
Allianz SE, Jr. Sub. Notes	3.375(ff)	09/18/24(oo)	EUR	200	264,807
Commerzbank AG, Sub. Notes, EMTN	7.750	03/16/21	EUR	100	122,435
Techem Verwaltungsgesellschaft 674 mbH, Sr. Sec’d. Notes	6.000	07/30/26	EUR	100	125,906
thyssenkrupp AG, Sr. Unsec’d. Notes	1.375	03/03/22	EUR	200	242,335
Vertical Holdco GmbH, Sr. Unsec’d. Notes, 144A	6.625	07/15/28	EUR	100	129,218
Vertical Midco GmbH, Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	100	127,024

PGIM International Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Germany (cont’d.)
Volkswagen International Finance NV,
Gtd. Notes	2.700%(ff)	12/14/22(oo)	EUR	100	$123,622
Gtd. Notes	4.625(ff)	03/24/26(oo)	EUR	150	200,691
					1,336,038
Hong Kong 0.3%
HKT Capital No 3 Ltd., Gtd. Notes	1.650	04/10/27	EUR	100	131,942
Hungary 0.3%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	1.375	06/24/25	EUR	100	126,653
Iceland 0.3%
Landsvirkjun, Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090% (Cap N/A, Floor 0.000%)	0.000(c)	07/24/26	EUR	100	119,170
India 0.3%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	100	128,722
Indonesia 0.3%
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	100	121,304
Italy 0.3%
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500(ff)	10/27/47	EUR	100	146,840
Kazakhstan 0.4%
Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes	3.250	12/05/23	CHF	50	59,313
Gtd. Notes	3.638	06/20/22	CHF	100	115,858
					175,171
Luxembourg 1.2%
ARD Finance SA,
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	100	124,556

PGIM International Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Luxembourg (cont’d.)
ARD Finance SA, (cont’d.)
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000%	06/30/27	EUR	100	$124,556

Matterhorn Telecom SA, Sr. Sec’d. Notes	3.125	09/15/26	EUR	200	240,767
					489,879
Mexico 1.1%
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	200	239,271
Gtd. Notes, EMTN	4.875	02/21/28	EUR	200	240,585
					479,856
Netherlands 1.8%
Cooperatieve Rabobank UA, Sr. Unsec’d. Notes, GMTN	3.500	12/14/26	AUD	100	83,168
Nouryon Holding BV, Gtd. Notes	6.500	10/01/26	EUR	150	190,640
United Group BV, Sr. Sec’d. Notes, 144A	3.125	02/15/26	EUR	200	235,429
Ziggo Bond Co. BV, Gtd. Notes, 144A	3.375	02/28/30	EUR	200	242,103
					751,340
Peru 0.3%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	1.963(s)	06/02/25		140	135,522
Poland 0.8%
Bank Gospodarstwa Krajowego, Gov’t. Gtd. Notes	1.625	04/30/28	EUR	250	333,744
Russia 0.9%
Gazprom PJSC Via Gaz Capital SA, Sr. Unsec’d. Notes	2.500	03/21/26	EUR	200	257,013
Russian Railways Via RZD Capital PLC, Sr. Unsec’d. Notes	0.898	10/03/25	CHF	100	112,549
					369,562

PGIM International Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Spain 1.8%
Amadeus IT Group SA, Sr. Unsec’d. Notes, EMTN	1.875%	09/24/28	EUR	200	$259,481
CaixaBank SA, Sub. Notes, EMTN	2.250(ff)	04/17/30	EUR	200	254,021
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes, Cash coupon 4.500% and PIK 6.250% (original cost $109,283; purchased 05/21/19)(f)	10.750	11/01/23	EUR	100	77,667
Sr. Sec’d. Notes, 144A (original cost $47,258; purchased 10/09/20)(f)	10.750(cc)	09/30/23	EUR	40	50,999

NH Hotel Group SA, Sr. Sec’d. Notes	3.750	10/01/23	EUR	90	106,772
					748,940
Supranational Bank 0.3%
European Bank for Reconstruction & Development, Sr. Unsec’d. Notes, GMTN	6.450	12/13/22	IDR	408,000	29,985
European Investment Bank, Sr. Unsec’d. Notes, 144A, EMTN	5.400	01/05/45	CAD	100	121,568
					151,553
United Arab Emirates 1.2%
Abu Dhabi National Energy Co. PJSC, Sr. Unsec’d. Notes, GMTN	2.750	05/02/24	EUR	100	131,711
DP World PLC, Sr. Unsec’d. Notes	4.250	09/25/30	GBP	100	155,041
Emirates NBD Bank PJSC, Sr. Unsec’d. Notes, MTN	4.750	02/09/28	AUD	100	86,943
First Abu Dhabi Bank PJSC, Sr. Unsec’d. Notes, EMTN	4.800	06/01/21	CNH	1,000	155,970
					529,665
United Kingdom 4.1%
Barclays PLC, Sub. Notes, EMTN	2.000(ff)	02/07/28	EUR	100	124,071
Co-Operative Group Ltd., Sr. Unsec’d. Notes	5.125	05/17/24	GBP	100	146,457
eG Global Finance PLC,
Sr. Sec’d. Notes	6.250	10/30/25	EUR	100	124,332
Sr. Sec’d. Notes, 144A	6.250	10/30/25	EUR	100	124,332

PGIM International Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)

HSBC Holdings PLC, Sr. Unsec’d. Notes, EMTN	3.350%(ff)	02/16/24	AUD	200	$159,615
InterContinental Hotels Group PLC, Gtd. Notes, EMTN	1.625	10/08/24	EUR	200	249,430
Natwest Group PLC, Sr. Unsec’d. Notes, EMTN	2.000(ff)	03/08/23	EUR	100	123,996
Pinewood Finance Co. Ltd., Sr. Sec’d. Notes, 144A	3.250	09/30/25	GBP	100	140,207
Stonegate Pub Co. Financing 2019 PLC, Sr. Sec’d. Notes, 144A	8.250	07/31/25	GBP	200	281,847
Tesco PLC, Sr. Unsec’d. Notes, EMTN	5.000	03/24/23	GBP	80	119,961
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	5.000	04/15/27	GBP	100	143,932
					1,738,180
United States 7.8%
Adient Global Holdings Ltd., Gtd. Notes	3.500	08/15/24	EUR	100	121,455
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	100	133,035
Banff Merger Sub, Inc., Sr. Unsec’d. Notes	8.375	09/01/26	EUR	100	127,909
Bank of America Corp., Sr. Unsec’d. Notes, EMTN	0.589(s)	05/31/21	EUR	85	123,558
Broadcom, Inc., Gtd. Notes, 144A	3.500	02/15/41		30	30,253
Citigroup, Inc., Sr. Unsec’d. Notes, GMTN	2.210	08/23/22	HKD	1,000	131,944
Comcast Corp., Gtd. Notes	0.750	02/20/32	EUR	100	126,667
Danaher Corp., Sr. Unsec’d. Notes	2.100	09/30/26	EUR	100	134,875
DH Europe Finance II Sarl, Gtd. Notes	0.200	03/18/26	EUR	200	244,552
Diamond BC BV, Sr. Unsec’d. Notes	5.625	08/15/25	EUR	125	154,453
Energizer Gamma Acquisition BV, Gtd. Notes	4.625	07/15/26	EUR	300	375,978
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	0.625	12/03/25	EUR	100	124,653
Sr. Unsec’d. Notes	1.500	05/21/27	EUR	100	130,707

PGIM International Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, EMTN, 6 Month EURIBOR + 0.000% (Cap N/A, Floor 0.000%)	0.000%(c)	08/12/25	EUR	100	$119,137
Honeywell International, Inc., Sr. Unsec’d. Notes	0.750	03/10/32	EUR	100	126,234
JPMorgan Chase Bank, NA, Sr. Unsec’d. Notes	4.762(s)	03/17/48	ITL(jj)	100,000	17,784
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	1.349	09/21/26	EUR	100	129,491
Medtronic Global Holdings SCA, Gtd. Notes	0.750	10/15/32	EUR	100	126,719
Morgan Guaranty Trust Co., Sr. Unsec’d. Notes, Class B	1.388(s)	01/21/27	ITL(jj)	50,000	29,914
Refinitiv US Holdings, Inc., Sr. Unsec’d. Notes	6.875	11/15/26	EUR	100	130,981
Spectrum Brands, Inc., Gtd. Notes	4.000	10/01/26	EUR	100	125,643
Stryker Corp., Sr. Unsec’d. Notes	2.625	11/30/30	EUR	100	146,458
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	0.500	03/01/28	EUR	100	123,699
VEREIT Operating Partnership LP,
Gtd. Notes	2.200	06/15/28		5	5,112
Gtd. Notes	2.850	12/15/32		5	5,141

Verizon Communications, Inc., Sr. Unsec’d. Notes	1.250	04/08/30	EUR	100	130,819
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.425	12/13/26	EUR	100	135,993
					3,313,164

Total Corporate Bonds (cost $11,578,232)					12,752,736
Residential Mortgage-Backed Securities 1.4%
Bermuda 0.1%
Bellemeade Re Ltd., Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.730(c)	04/25/28		62	62,411

PGIM International Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United States 1.3%
CIM Trust, Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)	2.144%(c)	01/25/57		40	$40,283
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	4.082(c)	11/25/50		10	10,384
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	2.682(c)	11/25/50		60	60,534
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	3.858	09/25/59		87	87,384
Series 2020-GS01, Class A1, 144A	2.882	10/25/59		93	93,511

LSTAR Securities Investment Trust, Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	1.644(c)	04/01/24		71	70,736
PMT Credit Risk Transfer Trust, Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.967(c)	12/25/22		169	169,479
					532,311

Total Residential Mortgage-Backed Securities (cost $593,085)					594,722
Sovereign Bonds 51.8%
Belgium 0.3%
Kingdom of Belgium Government Bond, Sr. Unsec’d. Notes, Series 88, 144A	1.700	06/22/50	EUR	90	147,450
Brazil 1.5%
Brazil Loan Trust 1, Gov’t. Gtd. Notes	5.477	07/24/23		56	59,118
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		520	566,637
					625,755
Bulgaria 0.4%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	115	182,716

PGIM International Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Canada 1.1%
City of Montreal Canada, Unsec’d. Notes	4.250%	12/01/32	CAD	200	$198,145
City of Toronto, Sr. Unsec’d. Notes	3.500	06/02/36	CAD	100	92,733
Province of Nova Scotia Canada, Unsec’d. Notes	3.450	06/01/45	CAD	100	94,560
Province of Saskatchewan Canada, Unsec’d. Notes	2.750	12/02/46	CAD	100	83,922
					469,360
China 2.7%
China Government Bond, Sr. Unsec’d. Notes	3.900	07/04/36	CNH	1,000	168,274
Export-Import Bank of China (The), Sr. Unsec’d. Notes	4.400	05/14/24	CNH	6,000	977,618
					1,145,892
Colombia 2.0%
Colombia Government International Bond, Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	600	831,889
Croatia 0.7%
Croatia Government International Bond, Sr. Unsec’d. Notes	2.700	06/15/28	EUR	200	282,150
Cyprus 3.1%
Cyprus Government International Bond,
Notes, EMTN	1.500	04/16/27	EUR	200	263,739
Sr. Unsec’d. Notes, EMTN	2.375	09/25/28	EUR	200	282,131
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	200	309,326
Sr. Unsec’d. Notes, EMTN	4.250	11/04/25	EUR	300	437,659
					1,292,855
Greece 5.1%
Hellenic Republic Government Bond,
Bonds	3.650(cc)	02/24/23	EUR	150	196,813
Bonds	3.650(cc)	02/24/24	EUR	75	101,964
Bonds	3.650(cc)	02/24/25	EUR	85	118,729
Bonds	3.650(cc)	02/24/26	EUR	85	121,973
Bonds	3.650(cc)	02/24/27	EUR	195	286,129

PGIM International Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Greece (cont’d.)
Hellenic Republic Government Bond, (cont’d.)
Bonds	3.650%(cc)	02/24/28	EUR	177	$264,843
Bonds	3.650(cc)	02/24/29	EUR	50	76,038
Bonds	3.650(cc)	02/24/30	EUR	200	308,661
Bonds	3.650(cc)	02/24/31	EUR	140	219,404
Bonds	3.650(cc)	02/24/42	EUR	5	8,972
Bonds	4.200	01/30/42	EUR	190	361,228

Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.200	07/17/34	EUR	60	106,311
					2,171,065
Hungary 0.4%
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.750	06/05/35	EUR	100	133,676
Sr. Unsec’d. Notes	4.300	12/19/21	CNH	200	31,167
					164,843
Indonesia 3.2%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	100	122,872
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	100	126,610
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	300	379,963
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	200	256,362
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	140	180,940
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	200	293,656
					1,360,403
Ireland 0.5%
Ireland Government Bond, Bonds	2.400	05/15/30	EUR	150	228,757
Israel 1.1%
Israel Government International Bond,
Sr. Unsec’d. Notes	2.750	07/03/30		200	219,194
Sr. Unsec’d. Notes, EMTN	1.500	01/16/29	EUR	200	268,736
					487,930

PGIM International Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Italy 8.3%
Italy Buoni Poliennali Del Tesoro,
Bonds, 144A	2.800%	03/01/67	EUR	150	$239,002
Sr. Unsec’d. Notes, 144A	1.450	03/01/36	EUR	145	187,021
Sr. Unsec’d. Notes, 144A	3.350	03/01/35	EUR	690	1,101,635
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes	2.875	10/17/29		200	209,224
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	50	105,743
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	205	370,016
Sr. Unsec’d. Notes, MTN	5.125	07/31/24	EUR	875	1,248,205

Republic of Italy Government International Bond Strips Coupon, Sr. Unsec’d. Notes	1.737(s)	02/20/31	EUR	35	38,809
					3,499,655
Kazakhstan 0.4%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, EMTN	2.375	11/09/28	EUR	115	158,231
Mexico 1.8%
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	100	130,756
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	300	381,638
Sr. Unsec’d. Notes, GMTN	1.625	03/06/24	EUR	185	235,359
					747,753
New Zealand 0.2%
New Zealand Local Government Funding Agency Bond, Local Gov’t. Gtd. Notes	2.000	04/15/37	NZD	100	70,231
Peru 1.5%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	100	137,143
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	300	469,630
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	100	33,355
					640,128

PGIM International Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Philippines 1.2%
Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700%	02/03/29	EUR	300	$366,045
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	100	123,956
					490,001
Portugal 4.6%
Portugal Government International Bond, Sr. Unsec’d. Notes	4.090	06/03/22	CNH	600	93,511
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	500	820,464
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	380	725,654
Sr. Unsec’d. Notes, 144A	4.100	02/15/45	EUR	150	314,926
					1,954,555
Romania 1.0%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	100	132,962
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	50	72,206
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	148,518
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	40	51,458
					405,144
Russia 0.6%
Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes	2.875	12/04/25	EUR	200	267,675
Saudi Arabia 0.4%
Saudi Government International Bond, Sr. Unsec’d. Notes, 144A	2.000	07/09/39	EUR	125	163,846
Senegal 0.3%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	100	128,641
Serbia 0.8%
Serbia International Bond, Sr. Unsec’d. Notes	3.125	05/15/27	EUR	250	338,943

PGIM International Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
South Korea 0.1%
Export-Import Bank of Korea, Sr. Unsec’d. Notes, 144A, MTN	8.000%	05/15/24	IDR	600,000	$46,096
Spain 6.2%
Instituto de Credito Oficial, Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	1,000	121,476
Spain Government Bond,
Bonds, 144A	5.150	10/31/28(k)	EUR	185	316,257
Sr. Unsec’d. Notes, 144A	0.500	04/30/30	EUR	25	31,620
Sr. Unsec’d. Notes, 144A	1.000	10/31/50(k)	EUR	310	381,168
Sr. Unsec’d. Notes, 144A	1.400	04/30/28(k)	EUR	70	94,552
Sr. Unsec’d. Notes, 144A	1.850	07/30/35(k)	EUR	325	473,229
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	50	107,555

Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	615	1,097,719
					2,623,576
Ukraine 1.8%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	500	662,902
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	100	115,287
					778,189
United Kingdom 0.5%
Transport for London, Sr. Unsec’d. Notes, EMTN	3.875	07/23/42	GBP	100	193,986

Total Sovereign Bonds (cost $18,879,204)					21,897,715
U.S. Government Agency Obligation 0.0%
Indonesia Government AID Bond Gov’t. Gtd. Notes (cost $2,531)	8.900	06/01/21		3	2,567

Total Long-Term Investments (cost $35,652,640)					39,845,832

PGIM International Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Short-Term Investment 1.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $631,294)(wb)	631,294	$631,294

TOTAL INVESTMENTS 95.7% (cost $36,283,934)		40,477,126
Other assets in excess of liabilities(z) 4.3%		1,810,962

Net Assets 100.0%		$42,288,088

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
ITL—Italian Lira
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PLN—Polish Zloty
RUB—Russian Ruble
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
AID—Agency for International Development
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate

PGIM International Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
BIBOR—Bangkok Interbank Offered Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CDOR—Canadian Dollar Offered Rate
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CME—Chicago Mercantile Exchange
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
EMTN—Euro Medium Term Note
EONIA—Euro Overnight Index Average
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
HIBOR—Hong Kong Interbank Offered Rate
HICP—Harmonised Index of Consumer Prices
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MosPRIME—Moscow Prime Offered Rate
MTN—Medium Term Note
NIBOR—Norwegian Interbank Offered Rate
NSA—Non-Seasonally Adjusted
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
SIBOR—Singapore Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STIBOR—Stockholm Interbank Offered Rate
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TELBOR—Tel Aviv Interbank Offered Rate
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $156,541. The aggregate value of $128,666 is 0.3% of net assets.

PGIM International Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(jj)	Represents original contract currency denomination, settlement to occur in Euro currency.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at January 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
14	5 Year U.S. Treasury Notes	Mar. 2021	$1,762,250	$1,404
3	10 Year Australian Treasury Bonds	Mar. 2021	334,439	(1,222)
1	10 Year Canadian Government Bonds	Mar. 2021	115,433	(932)
1	10 Year U.K. Gilt	Mar. 2021	183,696	67
1	10 Year U.S. Ultra Treasury Notes	Mar. 2021	153,828	(3,017)
30	20 Year U.S. Treasury Bonds	Mar. 2021	5,061,563	(152,234)
3	30 Year Euro Buxl	Mar. 2021	805,676	(4,954)
13	30 Year U.S. Ultra Treasury Bonds	Mar. 2021	2,661,344	(117,774)
				(278,662)
Short Positions:
76	2 Year U.S. Treasury Notes	Mar. 2021	16,794,219	(17,003)
3	3 Month CME SOFR	Mar. 2022	749,550	595
56	5 Year Euro-Bobl	Mar. 2021	9,191,428	(9,256)
27	10 Year Euro-Bund	Mar. 2021	5,807,747	(2,391)
18	10 Year U.S. Treasury Notes	Mar. 2021	2,466,563	(13,151)
163	Euro Currency	Mar. 2021	24,741,363	(322,047)
53	Euro Schatz Index	Mar. 2021	7,224,215	(407)
				(363,660)
				$(642,322)
Forward foreign currency exchange contracts outstanding at January 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/02/21	Citibank, N.A.	BRL	343	$65,000	$62,721	$—	$(2,279)
Expiring 02/02/21	The Toronto-Dominion Bank	BRL	804	150,565	146,936	—	(3,629)
British Pound,
Expiring 02/02/21	Citibank, N.A.	GBP	2,596	3,551,916	3,556,517	4,601	—

PGIM International Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	GBP	26	$35,906	$35,826	$—	$(80)
Expiring 04/19/21	Morgan Stanley & Co. International PLC	GBP	198	269,903	270,919	1,016	—
Canadian Dollar,
Expiring 04/20/21	Goldman Sachs International	CAD	28	21,657	21,635	—	(22)
Chilean Peso,
Expiring 03/17/21	Citibank, N.A.	CLP	21,243	29,000	28,925	—	(75)
Expiring 03/17/21	Citibank, N.A.	CLP	3,296	4,500	4,488	—	(12)
Expiring 03/17/21	HSBC BANK USA, N.A.	CLP	16,762	23,467	22,824	—	(643)
Expiring 03/17/21	HSBC BANK USA, N.A.	CLP	14,637	20,000	19,931	—	(69)
Chinese Renminbi,
Expiring 02/08/21	Citibank, N.A.	CNH	159	24,033	24,648	615	—
Expiring 02/08/21	Goldman Sachs International	CNH	500	74,876	77,496	2,620	—
Expiring 02/08/21	UBS AG	CNH	4,374	663,745	677,967	14,222	—
Expiring 05/14/21	Citibank, N.A.	CNH	961	137,666	147,907	10,241	—
Colombian Peso,
Expiring 03/17/21	BNP Paribas S.A.	COP	151,646	44,000	42,417	—	(1,583)
Expiring 03/17/21	Goldman Sachs International	COP	80,004	23,000	22,378	—	(622)
Euro,
Expiring 02/02/21	BNP Paribas S.A.	EUR	903	1,092,125	1,096,490	4,365	—
Expiring 02/02/21	Citibank, N.A.	EUR	3,324	4,041,023	4,034,550	—	(6,473)
Expiring 02/02/21	Morgan Stanley & Co. International PLC	EUR	94	114,151	114,562	411	—
Expiring 03/02/21	Barclays Bank PLC	EUR	54	65,901	65,936	35	—
Expiring 04/19/21	Morgan Stanley & Co. International PLC	EUR	30	36,994	36,958	—	(36)
Indian Rupee,
Expiring 03/17/21	Citibank, N.A.	INR	3,197	42,792	43,520	728	—
Expiring 03/17/21	Credit Suisse International	INR	1,549	20,776	21,088	312	—
Expiring 03/17/21	HSBC BANK USA, N.A.	INR	2,065	27,708	28,116	408	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	INR	1,896	25,450	25,811	361	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	INR	1,822	24,475	24,799	324	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	INR	929	12,451	12,652	201	—
Japanese Yen,
Expiring 02/02/21	Morgan Stanley & Co. International PLC	JPY	51,397	495,483	490,701	—	(4,782)

PGIM International Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 03/17/21	Morgan Stanley & Co. International PLC	MXN	3,174	$156,013	$154,054	$—	$(1,959)
Russian Ruble,
Expiring 03/17/21	Barclays Bank PLC	RUB	4,265	55,939	56,129	190	—
Expiring 03/17/21	Barclays Bank PLC	RUB	1,749	23,000	23,015	15	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	RUB	4,265	56,826	56,129	—	(697)
Singapore Dollar,
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	SGD	71	53,508	53,779	271	—
South African Rand,
Expiring 03/17/21	Barclays Bank PLC	ZAR	974	64,000	63,937	—	(63)
Expiring 03/17/21	Citibank, N.A.	ZAR	669	44,000	43,955	—	(45)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	ZAR	722	48,644	47,435	—	(1,209)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	ZAR	496	32,600	32,545	—	(55)
Thai Baht,
Expiring 03/17/21	Citibank, N.A.	THB	2,220	73,869	74,165	296	—
Expiring 03/17/21	Citibank, N.A.	THB	691	23,000	23,073	73	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	1,601	52,936	53,486	550	—
Turkish Lira,
Expiring 03/17/21	Barclays Bank PLC	TRY	94	11,620	12,622	1,002	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	TRY	226	27,849	30,351	2,502	—
				$11,862,367	$11,883,393	45,359	(24,333)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/20/21	Barclays Bank PLC	AUD	639	$494,674	$488,945	$5,729	$—
Brazilian Real,
Expiring 02/02/21	BNP Paribas S.A.	BRL	181	34,768	33,075	1,693	—
Expiring 02/02/21	Citibank, N.A.	BRL	966	188,159	176,582	11,577	—
Expiring 03/02/21	The Toronto-Dominion Bank	BRL	804	150,461	146,824	3,637	—
British Pound,
Expiring 02/02/21	Morgan Stanley & Co. International PLC	GBP	2,596	3,525,456	3,556,518	—	(31,062)
Expiring 03/02/21	Citibank, N.A.	GBP	2,596	3,552,463	3,557,005	—	(4,542)

PGIM International Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar,
Expiring 04/20/21	Citibank, N.A.	CAD	1,095	$861,458	$856,466	$4,992	$—
Chilean Peso,
Expiring 03/17/21	BNP Paribas S.A.	CLP	26,515	35,605	36,105	—	(500)
Expiring 03/17/21	HSBC BANK USA, N.A.	CLP	53,031	70,956	72,211	—	(1,255)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	CLP	26,515	35,598	36,105	—	(507)
Chinese Renminbi,
Expiring 02/08/21	Barclays Bank PLC	CNH	327	50,267	50,719	—	(452)
Expiring 02/08/21	HSBC BANK USA, N.A.	CNH	13,081	1,944,540	2,027,482	—	(82,942)
Expiring 02/08/21	HSBC BANK USA, N.A.	CNH	832	126,000	128,878	—	(2,878)
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	152	23,235	23,560	—	(325)
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	961	137,889	147,906	—	(10,017)
Colombian Peso,
Expiring 03/17/21	BNP Paribas S.A.	COP	501,881	140,341	140,381	—	(40)
Euro,
Expiring 02/02/21	Citibank, N.A.	EUR	4,322	5,238,725	5,245,602	—	(6,877)
Expiring 03/02/21	Citibank, N.A.	EUR	3,324	4,043,536	4,036,892	6,644	—
Hong Kong Dollar,
Expiring 02/08/21	HSBC BANK USA, N.A.	HKD	1,026	132,423	132,381	42	—
Hungarian Forint,
Expiring 04/19/21	Citibank, N.A.	HUF	28,205	95,034	95,809	—	(775)
Indian Rupee,
Expiring 03/17/21	Barclays Bank PLC	INR	1,289	17,472	17,555	—	(83)
Expiring 03/17/21	Citibank, N.A.	INR	3,014	40,767	41,028	—	(261)
Expiring 03/17/21	HSBC BANK USA, N.A.	INR	4,311	58,000	58,692	—	(692)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	INR	2,829	38,000	38,514	—	(514)
Indonesian Rupiah,
Expiring 03/17/21	Citibank, N.A.	IDR	1,193,588	83,359	84,595	—	(1,236)
Expiring 03/17/21	Citibank, N.A.	IDR	752,838	52,972	53,357	—	(385)
Expiring 03/17/21	Citibank, N.A.	IDR	541,268	38,000	38,362	—	(362)
Expiring 03/17/21	HSBC BANK USA, N.A.	IDR	799,736	56,000	56,681	—	(681)
Israeli Shekel,
Expiring 03/17/21	Barclays Bank PLC	ILS	71	22,072	21,588	484	—
Expiring 03/17/21	Barclays Bank PLC	ILS	68	21,000	20,838	162	—
Expiring 03/17/21	Barclays Bank PLC	ILS	45	14,000	13,856	144	—
Expiring 03/17/21	Barclays Bank PLC	ILS	32	9,711	9,706	5	—
Expiring 03/17/21	Citibank, N.A.	ILS	47	14,342	14,258	84	—

PGIM International Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 02/02/21	Morgan Stanley & Co. International PLC	JPY	51,397	$495,686	$490,701	$4,985	$—
Expiring 03/02/21	Morgan Stanley & Co. International PLC	JPY	51,397	495,623	490,819	4,804	—
Malaysian Ringgit,
Expiring 03/17/21	Morgan Stanley & Co. International PLC	MYR	94	23,171	23,199	—	(28)
Mexican Peso,
Expiring 03/17/21	Citibank, N.A.	MXN	888	44,060	43,119	941	—
Expiring 03/17/21	HSBC BANK USA, N.A.	MXN	1,643	80,982	79,748	1,234	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	899	44,000	43,608	392	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	MXN	604	30,000	29,322	678	—
New Zealand Dollar,
Expiring 04/20/21	JPMorgan Chase Bank, N.A.	NZD	226	162,108	162,307	—	(199)
Peruvian Nuevo Sol,
Expiring 03/17/21	BNP Paribas S.A.	PEN	39	10,892	10,737	155	—
Expiring 03/17/21	Citibank, N.A.	PEN	84	23,079	22,957	122	—
Polish Zloty,
Expiring 04/19/21	Barclays Bank PLC	PLN	238	63,939	63,869	70	—
Russian Ruble,
Expiring 03/17/21	Barclays Bank PLC	RUB	2,361	32,000	31,063	937	—
Expiring 03/17/21	Citibank, N.A.	RUB	3,933	52,000	51,760	240	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	RUB	3,417	46,000	44,958	1,042	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	RUB	588	7,900	7,741	159	—
Singapore Dollar,
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	SGD	101	76,000	76,373	—	(373)
South African Rand,
Expiring 03/17/21	Citibank, N.A.	ZAR	1,734	111,951	113,865	—	(1,914)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	ZAR	2,890	188,428	189,775	—	(1,347)
South Korean Won,
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	KRW	44,140	40,575	39,469	1,106	—
Swedish Krona,
Expiring 04/19/21	Barclays Bank PLC	SEK	1,538	184,527	184,246	281	—

PGIM International Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc,
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	CHF	316	$356,979	$355,586	$1,393	$—
Thai Baht,
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	1,805	60,000	60,312	—	(312)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	1,747	58,420	58,353	67	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	1,202	40,000	40,145	—	(145)
Turkish Lira,
Expiring 03/17/21	Citibank, N.A.	TRY	188	23,000	25,265	—	(2,265)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	TRY	123	15,000	16,468	—	(1,468)
				$24,113,603	$24,214,241	53,799	(154,437)
						$99,158	$(178,770)
Credit default swap agreements outstanding at January 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federal Republic of Brazil	12/20/22	1.000%(Q)	600	0.851%	$2,392	$(389)	$2,781	Citibank, N.A.
Government of Malaysia	12/20/22	1.000%(Q)	120	0.160%	2,064	(78)	2,142	Citibank, N.A.
People’s Republic of China	12/20/22	1.000%(Q)	400	0.100%	7,338	(259)	7,597	Citibank, N.A.
Republic of Chile	12/20/22	1.000%(Q)	120	0.169%	2,043	(78)	2,121	Citibank, N.A.
Republic of Colombia	12/20/22	1.000%(Q)	160	0.472%	1,793	(104)	1,897	Citibank, N.A.
Republic of Indonesia	12/20/22	1.000%(Q)	160	0.270%	2,412	(104)	2,516	Citibank, N.A.
Republic of Panama	12/20/22	1.000%(Q)	120	0.176%	2,028	(78)	2,106	Citibank, N.A.
Republic of Peru	12/20/22	1.000%(Q)	120	0.219%	1,927	(78)	2,005	Citibank, N.A.
Republic of Philippines	12/20/22	1.000%(Q)	120	0.151%	2,085	(78)	2,163	Citibank, N.A.

PGIM International Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa	12/20/22	1.000%(Q)	360	1.082%	$(137)	$(233)	$96	Citibank, N.A.
Republic of Turkey	12/20/22	1.000%(Q)	600	2.328%	(14,140)	(389)	(13,751)	Citibank, N.A.
Russian Federation	12/20/22	1.000%(Q)	360	0.444%	4,225	(233)	4,458	Citibank, N.A.
United Mexican States	12/20/22	1.000%(Q)	520	0.354%	7,003	(337)	7,340	Citibank, N.A.
					$21,033	$(2,438)	$23,471

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)**:
CDX.EM.28.V3	12/20/22	1.000%(Q)	3,760	$(20,550)	$(670)	$(19,880)	Citibank, N.A.
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Assicurazioni Generali SpA	06/20/23	1.000%(Q)	EUR	100	$(1,044)	$3,220	$(4,264)	Barclays Bank PLC
Republic of Italy	06/20/28	1.000%(Q)	EUR	105	(574)	4,834	(5,408)	Barclays Bank PLC
					$(1,618)	$8,054	$(9,672)

PGIM International Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	100	0.791%	$307	$480	$(173)	Bank of America, N.A.
Commonwealth of Australia	12/20/24	1.000%(Q)	100	0.118%	3,573	2,092	1,481	Barclays Bank PLC
DP World PLC	12/20/24	1.000%(Q)	100	0.999%	120	365	(245)	Barclays Bank PLC
Generalitat de Cataluna	12/20/22	1.000%(Q)	110	1.446%	(789)	(5,948)	5,159	Citibank, N.A.
Republic of Hungary	06/20/22	1.000%(Q)	450	0.274%	5,106	(771)	5,877	Citibank, N.A.
Republic of Indonesia	06/20/23	1.000%(Q)	220	0.351%	3,687	(674)	4,361	Citibank, N.A.
Republic of Ireland	06/20/27	1.000%(Q)	100	0.217%	5,074	1,606	3,468	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/23	1.000%(Q)	350	0.574%	3,981	(9,356)	13,337	Bank of America, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)	115	0.295%	2,084	—	2,084	Citibank, N.A.
Republic of Panama	06/20/21	1.000%(Q)	55	0.088%	262	182	80	Citibank, N.A.
Republic of Panama	06/20/22	1.000%(Q)	100	0.158%	1,299	246	1,053	Citibank, N.A.
Republic of Portugal	12/20/23	1.000%(Q)	100	0.222%	2,379	(32)	2,411	Morgan Stanley & Co. International PLC
Republic of South Africa	12/20/23	1.000%(Q)	400	1.533%	(5,623)	(12,415)	6,792	Bank of America, N.A.
Republic of Ukraine	12/20/23	5.000%(Q)	100	3.309%	5,243	4,127	1,116	Deutsche Bank AG
Republic of Ukraine	06/20/25	5.000%(Q)	30	3.638%	1,821	(294)	2,115	Barclays Bank PLC
Republic of Ukraine	12/20/25	5.000%(Q)	85	3.731%	5,266	(1,733)	6,999	Barclays Bank PLC
Russian Federation	12/20/22	1.000%(Q)	50	0.444%	587	(50)	637	Citibank, N.A.
Russian Federation	06/20/23	1.000%(Q)	200	0.530%	2,489	(1,832)	4,321	Morgan Stanley & Co. International PLC

PGIM International Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Russian Federation	06/20/23	1.000%(Q)	150	0.530%	$1,867	$(1,152)	$3,019	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	60	0.530%	747	(541)	1,288	BNP Paribas S.A.
Russian Federation	12/20/26	1.000%(Q)	100	1.168%	(842)	(6,599)	5,757	Barclays Bank PLC
State of Illinois	12/20/22	1.000%(Q)	100	2.216%	(2,080)	(1,496)	(584)	Citibank, N.A.
State of Illinois	12/20/24	1.000%(Q)	100	2.587%	(5,352)	(3,857)	(1,495)	Goldman Sachs International
					$31,206	$(37,652)	$68,858
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied

PGIM International Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at January 31, 2021:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
IDR	2,000,000	8.22%(S)	138	6 Month LIBOR(S)	Citibank, N.A.	11/29/23	$18,076	$—	$18,076

Inflation swap agreements outstanding at January 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	200	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$(8,904)	$(8,904)
EUR	200	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	7,230	7,230
	100	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(1,172)	(1,172)
					$—	$(2,846)	$(2,846)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at January 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	560	09/25/22	2.958%(S)	6 Month BBSW(2)(S)	$—	$24,706	$24,706
AUD	380	11/27/28	2.847%(S)	6 Month BBSW(2)(S)	(5)	45,364	45,369
AUD	350	12/03/29	2.700%(S)	6 Month BBSW(2)(S)	30,391	40,108	9,717
AUD	150	05/09/32	3.140%(S)	6 Month BBSW(2)(S)	(3)	23,935	23,938
AUD	165	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	(4)	25,595	25,599
BRL	6,910	01/02/24	4.920%(T)	1 Day BROIS(2)(T)	—	(11,360)	(11,360)
BRL	287	01/02/25	6.540%(T)	1 Day BROIS(2)(T)	—	3,249	3,249
BRL	1,710	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	21,724	21,724
BRL	657	01/02/25	9.475%(T)	1 Day BROIS(2)(T)	—	37,980	37,980
BRL	724	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	50,314	50,314
BRL	305	01/02/25	11.080%(T)	1 Day BROIS(2)(T)	—	24,870	24,870
BRL	98	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	9,329	9,329
BRL	1,008	01/04/27	6.490%(T)	1 Day BROIS(2)(T)	—	4,362	4,362

PGIM International Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	1,027	01/04/27	6.493%(T)	1 Day BROIS(2)(T)	$—	$5,007	$5,007
BRL	991	01/04/27	6.820%(T)	1 Day BROIS(2)(T)	—	3,883	3,883
BRL	1,091	01/02/29	7.250%(T)	1 Day BROIS(2)(T)	—	8,526	8,526
CAD	620	04/05/22	1.445%(S)	3 Month CDOR(2)(S)	(7,530)	7,180	14,710
CAD	500	09/03/25	0.733%(S)	3 Month CDOR(2)(S)	(2)	(1,482)	(1,480)
CAD	200	12/03/28	2.600%(S)	3 Month CDOR(2)(S)	1,565	17,430	15,865
CAD	320	05/30/37	2.240%(S)	3 Month CDOR(2)(S)	(14,544)	18,845	33,389
CAD	50	01/09/38	2.720%(S)	3 Month CDOR(2)(S)	(1)	5,725	5,726
CAD	160	12/03/40	2.800%(S)	3 Month CDOR(1)(S)	(26,736)	(21,317)	5,419
CAD	150	05/30/47	2.240%(S)	3 Month CDOR(2)(S)	(7,543)	9,543	17,086
CHF	210	04/03/28	0.410%(A)	6 Month CHF LIBOR(2)(S)	1,439	15,567	14,128
CHF	140	01/31/29	0.260%(A)	6 Month CHF LIBOR(2)(S)	—	8,844	8,844
CHF	80	04/03/33	0.687%(A)	6 Month CHF LIBOR(2)(S)	2,935	10,015	7,080
CLP	47,300	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)	—	4,055	4,055
CLP	91,000	11/22/29	3.203%(S)	1 Day CLOIS(2)(S)	—	7,993	7,993
CLP	100,000	02/10/30	3.010%(S)	1 Day CLOIS(2)(S)	—	8,065	8,065
CLP	164,000	11/17/30	2.420%(S)	1 Day CLOIS(2)(S)	—	(2,215)	(2,215)
CNH	800	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(7)	1,672	1,679
CNH	800	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	1,117	1,118
CNH	1,400	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	1,740	1,740
CNH	2,440	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	2	2,731	2,729
CNH	2,300	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(3)	2,210	2,213
CNH	2,600	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	2,150	2,151
CNH	1,780	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(6)	4,457	4,463
CNH	2,500	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(1,675)	(1,675)
CNH	3,900	03/06/25	2.425%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(12)	(7,111)	(7,099)
CNH	6,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(2)	(12,231)	(12,229)
CNH	2,880	06/01/25	1.973%(Q)	7 Day China Fixing Repo Rates(2)(Q)	2	(14,420)	(14,422)

PGIM International Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	5,039	08/06/25	2.555%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$(8)	$(6,423)	$(6,415)
CNH	11,480	11/02/25	2.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)	32	(13,399)	(13,431)
COP	907,840	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	8,838	43,176	34,338
CZK	6,000	11/17/22	1.505%(A)	6 Month PRIBOR(2)(S)	(9)	5,141	5,150
CZK	6,700	01/31/24	1.930%(A)	6 Month PRIBOR(1)(S)	—	(15,826)	(15,826)
CZK	2,200	06/29/27	1.175%(A)	6 Month PRIBOR(1)(S)	5,359	(771)	(6,130)
CZK	5,145	03/31/30	0.710%(A)	6 Month PRIBOR(2)(S)	—	(10,819)	(10,819)
EUR	620	05/11/22	(0.250)%(A)	1 Day EONIA(2)(A)	2,824	3,558	734
EUR	225	04/27/30	(0.016)%(A)	6 Month EURIBOR(2)(S)	—	5,821	5,821
EUR	1,335	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)	(77,704)	179,726	257,430
EUR	35	05/05/39	0.044%(A)	6 Month EURIBOR(2)(S)	—	(341)	(341)
EUR	60	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)	1,634	28,417	26,783
GBP	50	05/08/29	1.100%(A)	1 Day SONIA(2)(A)	2,490	5,167	2,677
GBP	100	09/30/40	0.262%(A)	1 Day SONIA(2)(A)	(4,234)	(5,439)	(1,205)
GBP	525	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	129,623	138,067	8,444
GBP	80	09/03/50	0.328%(A)	1 Day SONIA(2)(A)	(1)	(4,490)	(4,489)
HKD	2,390	03/13/21	2.138%(Q)	3 Month HIBOR(2)(Q)	1	1,428	1,427
HKD	2,700	03/13/21	2.145%(Q)	3 Month HIBOR(2)(Q)	1	1,620	1,619
HUF	95,000	01/12/27	4.150%(A)	6 Month BUBOR(2)(S)	—	40,934	40,934
HUF	99,345	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	30,630	30,630
HUF	26,000	07/15/29	1.650%(A)	6 Month BUBOR(2)(S)	—	805	805
HUF	57,000	09/03/30	1.705%(A)	6 Month BUBOR(2)(S)	—	180	180
JPY	301,250	12/20/24	0.126%(S)	6 Month JPY LIBOR(2)(S)	(4,286)	20,597	24,883
JPY	46,500	07/04/28	0.282%(S)	6 Month JPY LIBOR(2)(S)	3,237	9,343	6,106

PGIM International Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	100,000	11/12/28	0.011%(S)	6 Month JPY LIBOR(2)(S)	$—	$242	$242
JPY	57,765	12/03/28	0.200%(S)	6 Month JPY LIBOR(2)(S)	4,235	8,425	4,190
JPY	180,000	12/22/36	0.641%(S)	6 Month JPY LIBOR(2)(S)	—	108,472	108,472
JPY	18,500	02/28/37	0.681%(S)	6 Month JPY LIBOR(2)(S)	—	12,658	12,658
JPY	95,000	07/26/37	0.676%(S)	6 Month JPY LIBOR(2)(S)	—	61,924	61,924
JPY	9,150	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	—	7,160	7,160
JPY	8,000	12/03/38	0.600%(S)	6 Month JPY LIBOR(2)(S)	2,386	4,118	1,732
JPY	20,000	10/04/39	0.203%(S)	6 Month JPY LIBOR(2)(S)	—	(4,073)	(4,073)
JPY	30,000	12/03/39	0.650%(S)	6 Month JPY LIBOR(2)(S)	18,770	17,620	(1,150)
JPY	35,000	02/06/40	0.223%(S)	6 Month JPY LIBOR(2)(S)	—	(6,376)	(6,376)
JPY	45,000	12/22/41	0.731%(S)	6 Month JPY LIBOR(2)(S)	—	32,319	32,319
JPY	6,200	04/07/42	0.803%(S)	6 Month JPY LIBOR(2)(S)	—	5,426	5,426
JPY	7,400	07/04/43	0.763%(S)	6 Month JPY LIBOR(2)(S)	—	5,693	5,693
JPY	25,000	11/24/47	0.888%(S)	6 Month JPY LIBOR(2)(S)	—	27,088	27,088
KRW	75,700	04/17/29	1.740%(Q)	3 Month KWCDC(2)(Q)	—	2,639	2,639
KRW	184,000	04/27/30	1.065%(Q)	3 Month KRW LIBOR(2)(Q)	—	(3,482)	(3,482)
MXN	2,080	06/11/27	7.210%(M)	28 Day Mexican Interbank Rate(2)(M)	274	12,540	12,266
MXN	4,020	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	802	40,124	39,322
NOK	1,500	12/11/28	2.177%(A)	6 Month NIBOR(2)(S)	—	12,733	12,733
NOK	500	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)	736	4,780	4,044

PGIM International Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NOK	3,360	01/19/31	1.346%(A)	6 Month NIBOR(2)(S)	$—	$(1,176)	$(1,176)
NZD	470	01/10/27	3.420%(S)	3 Month BBR(2)(Q)	—	53,036	53,036
NZD	70	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	1,541	7,787	6,246
NZD	90	07/22/29	1.768%(S)	3 Month BBR(2)(Q)	—	3,853	3,853
NZD	80	11/05/29	1.393%(S)	3 Month BBR(2)(Q)	—	1,697	1,697
PLN	1,120	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	—	18,606	18,606
PLN	935	11/13/23	2.570%(A)	6 Month WIBOR(2)(S)	—	16,650	16,650
PLN	500	04/11/24	2.020%(A)	6 Month WIBOR(2)(S)	—	8,902	8,902
PLN	1,300	06/21/24	1.750%(A)	6 Month WIBOR(2)(S)	—	18,950	18,950
PLN	1,000	01/10/27	3.030%(A)	6 Month WIBOR(2)(S)	—	35,326	35,326
SEK	2,500	12/30/26	1.106%(A)	3 Month STIBOR(2)(Q)	—	16,797	16,797
SEK	300	07/11/28	1.141%(A)	3 Month STIBOR(2)(Q)	424	2,529	2,105
SEK	990	11/28/28	1.188%(A)	3 Month STIBOR(2)(Q)	—	8,446	8,446
SEK	1,000	06/20/29	0.550%(A)	3 Month STIBOR(2)(Q)	—	2,498	2,498
SEK	1,500	01/24/30	0.605%(A)	3 Month STIBOR(2)(Q)	—	3,658	3,658
SGD	135	03/19/24	2.025%(S)	6 Month SIBOR(2)(S)	—	5,253	5,253
SGD	200	05/21/28	2.436%(S)	6 Month SIBOR(2)(S)	—	18,044	18,044
SGD	90	02/14/29	2.285%(S)	6 Month SIBOR(2)(S)	—	7,468	7,468
THB	4,200	07/03/30	1.028%(S)	6 Month BIBOR(2)(S)	—	(1,256)	(1,256)
	1,140	03/16/21	0.109%(A)	1 Day USOIS(1)(A)	—	(318)	(318)
	1,162	06/09/21	0.395%(A)	1 Day USOIS(1)(A)	—	(3,729)	(3,729)
	1,700	09/12/21	0.260%(A)	1 Day USOIS(1)(A)	—	(3,199)	(3,199)
	1,155	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(5,732)	(5,732)
	1,160	05/29/22	0.014%(A)	1 Day USOIS(1)(A)	—	1,527	1,527
	680	11/09/22	0.050%(A)	1 Day USOIS(1)(A)	—	369	369
	4,000	11/09/22	0.061%(A)	1 Year SOFR(1)(A)	—	(137)	(137)
	2,220	10/30/23	0.072%(A)	1 Day USOIS(1)(A)	—	2,336	2,336
	3,165	11/02/23	0.070%(A)	1 Day USOIS(1)(A)	—	3,625	3,625

PGIM International Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	2,754	11/06/23	0.063%(A)	1 Day USOIS(1)(A)	$—	$3,763	$3,763
	1,950	11/09/23	0.064%(A)	1 Day USOIS(1)(A)	—	2,639	2,639
ZAR	10,560	03/13/21	7.180%(Q)	3 Month JIBAR(2)(Q)	(1)	6,497	6,498
ZAR	9,480	03/13/24	7.500%(Q)	3 Month JIBAR(1)(Q)	10	(63,137)	(63,147)
ZAR	2,035	06/30/27	8.015%(Q)	3 Month JIBAR(2)(Q)	(11)	18,917	18,928
ZAR	1,700	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	(28)	18,715	18,743
ZAR	3,500	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	6	32,662	32,656
ZAR	2,820	03/13/29	8.055%(Q)	3 Month JIBAR(2)(Q)	(8)	24,534	24,542
ZAR	2,000	10/03/29	7.580%(Q)	3 Month JIBAR(2)(Q)	—	11,792	11,792
ZAR	11,910	09/15/30	6.940%(Q)	3 Month JIBAR(2)(Q)	(137)	22,911	23,048
					$76,730	$1,494,715	$1,417,985

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CLP	85,000	11/15/27	4.130%(S)	1 Day CLOIS(2)(S)	$17,037	$—	$17,037	Morgan Stanley & Co. International PLC
CLP	55,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	11,137	—	11,137	Morgan Stanley & Co. International PLC
CLP	19,100	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	3,808	—	3,808	Morgan Stanley & Co. International PLC
CLP	33,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	6,561	—	6,561	Morgan Stanley & Co. International PLC
CLP	23,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	4,987	—	4,987	Citibank, N.A.
CNH	500	04/02/26	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	1,337	(1)	1,338	Citibank, N.A.
COP	123,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	5,419	—	5,419	Morgan Stanley & Co. International PLC
COP	336,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	14,381	—	14,381	Morgan Stanley & Co. International PLC
COP	263,000	02/01/28	6.020%(Q)	1 Day COOIS(2)(Q)	12,265	—	12,265	Morgan Stanley & Co. International PLC

PGIM International Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
COP	118,000	07/12/29	5.165%(Q)	1 Day COOIS(2)(Q)	$3,242	$—	$3,242	Morgan Stanley & Co. International PLC
ILS	1,150	01/12/27	1.975%(A)	3 Month TELBOR(2)(Q)	32,205	—	32,205	Citibank, N.A.
ILS	200	09/07/27	0.488%(A)	3 Month TELBOR(2)(Q)	69	—	69	Morgan Stanley & Co. International PLC
ILS	390	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	13,950	—	13,950	JPMorgan Chase Bank, N.A.
ILS	115	02/07/29	1.965%(A)	3 Month TELBOR(2)(Q)	4,262	—	4,262	JPMorgan Chase Bank, N.A.
ILS	450	04/24/30	0.710%(A)	3 Month TELBOR(2)(Q)	(58)	(4)	(54)	Goldman Sachs International
ILS	800	05/07/30	0.810%(A)	3 Month TELBOR(2)(Q)	2,103	—	2,103	Goldman Sachs International
KRW	850,000	01/06/27	1.800%(Q)	3 Month KWCDC(2)(Q)	28,406	(13)	28,419	Citibank, N.A.
MYR	1,000	11/27/23	3.900%(Q)	3 Month KLIBOR(2)(Q)	14,221	(2)	14,223	Citibank, N.A.
MYR	200	11/19/29	3.245%(Q)	3 Month KLIBOR(2)(Q)	3,483	—	3,483	Morgan Stanley & Co. International PLC
MYR	200	02/04/30	3.060%(Q)	3 Month KLIBOR(2)(Q)	2,748	—	2,748	Morgan Stanley & Co. International PLC
RUB	19,000	01/12/26	6.360%(A)	3 Month MosPRIME(2)(Q)	(246)	—	(246)	Morgan Stanley & Co. International PLC
THB	5,000	05/07/25	0.795%(S)	6 Month BIBOR(2)(S)	1,051	1	1,050	HSBC Bank USA, N.A.
THB	3,500	02/14/29	2.180%(S)	6 Month THBFIX(2)(S)	11,233	—	11,233	Citibank, N.A.
ZAR	3,300	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	4,324	(24)	4,348	Citibank, N.A.
ZAR	3,100	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	808	20	788	Citibank, N.A.
					$198,733	$(23)	$198,756

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).